SCHEDULE OF FAIR VALUE DERIVATIVE LIABILITIES ON WARRANTS GRANTED (Details) - 2023 Series Convertible Notes Payable [Member]	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0363
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0372
Measurement Input, Expected Dividend Payment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0000
Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input
Measurement Input, Option Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1.9989
Measurement Input, Option Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	2.0029
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted average expected life	2 years 6 months